Related parties - Loans (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Related parties
Amount received for loan repayments		$ 2,572
Loans to related parties		1,919	$ 1,976
Nacala BV
Related parties
Amount received for loan repayments	$ 2,572
Loans to related parties		$ 1,919
Interest rate		7.44%
Pangea Emirates Ltd
Related parties
Interest rate		6.54%
Pangea Emirates Ltd | Vale Mocambique S.A.
Related parties
Proportion of ownership interest in associate		15.00%